SCHEDULE OF ESTIMATED FAIR VALUE OF OPTIONS GRANTED (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2022
US Government Loans [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.00%